ACQUISITIONS	3 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
Red Rock Gathering System. On March 18, 2014, the Partnership acquired Red Rock Gathering from a subsidiary of Summit Investments, subject to customary working capital adjustments. The Partnership paid total cash consideration of $307.9 million, comprising $305.0 million at the date of acquisition and $2.9 million of working capital adjustments that were recognized in due to affiliate as of December 31, 2014 and settled in February 2015. Because of the common control aspects of the drop down transaction, the Red Rock Gathering acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods in which common control existed. SMLP’s financial results retrospectively include Red Rock’s financial results for all periods ending after October 23, 2012, the date Summit Investments acquired its interests, and before March 18, 2014.
Supplemental Disclosures – As-If Pooled Basis. As a result of accounting for our drop down transactions similar to a pooling of interests, our historical financial statements and those of Polar Midstream, Epping and Red Rock Gathering have been combined to reflect the historical operations, financial position and cash flows from the date common control began. Revenues and net income for the previously separate entities and the combined amounts, as presented in these consolidated financial statements follow.

	Three months ended March 31,
	2015	2014
	(In thousands)
SMLP revenues	$68,579	$64,889
Polar and Divide revenues	8,582	3,179
Red Rock Gathering revenues (1)		11,313
Combined revenues	$77,161	$79,381

SMLP net income	$1,667	$3,545
Polar and Divide net income	3,346	(448)
Red Rock Gathering net income (1)		2,828
Combined net income	$5,013	$5,925
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(1) Results are fully reflected in SMLP's revenues and net income subsequent to March 2014.
Subsequent Event. On May 18, 2015, we acquired Polar Midstream and Epping from a subsidiary of Summit Investments, subject to customary working capital and capital expenditures adjustments. Due to the concurrent timing of acquiring Polar Midstream and Epping, we have aggregated these purchases into the Polar and Divide Drop Down. We funded the initial combined purchase price of $290.0 million with (i) $92.5 million of borrowings under our revolving credit facility and (ii) the issuance of $193.4 million of SMLP common units in connection with the May 2015 Equity Offering and $4.1 million of general partner interests to SMLP’s general partner.